Commitments (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Commitments [Line Items]
Share warrants | shares		12,452,178	4,521,605	4,212,026
Exercise price (in dollar per share) | (per share)	$ 3.75	$ 4.69
Consultants Agreements
Commitments [Line Items]
Commitments		$ 689,662
Caro Development Agreement
Commitments [Line Items]
Common shares allotted | shares		824,000
Share warrants | shares		824,000
Exercise price (in dollar per share) | $ / shares		$ 4
Exclusive Supply Agreement Payment	$ 400,000
Exclusive Supply Agreement
Commitments [Line Items]
Commitments		$ 1,043,244
Exclusive Supply Agreement Payment	$ 3,000,000